Share-based Payments (Details)	6 Months Ended
Jun. 30, 2019 $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Dividend Yield (%)	0.00%
Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Share Price (USD)	$ 1.6
Option Price (USD)	$ 0.55
Expected Volatility (%)	113.78%
Expected Duration (years)	4 years 7 months 10 days
Exercise Coefficient	$ 2
Risk Free Rate Interest (%)	1.63%
Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Share Price (USD)	$ 1.07
Option Price (USD)	$ 3.63
Expected Volatility (%)	112.42%
Expected Duration (years)	7 years
Exercise Coefficient	$ 2.8
Risk Free Rate Interest (%)	2.52%